Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Schedule of revenue
	For the year ended December 31
	2019		2020	2021
	Thousands USD		Thousands USD	Thousands USD
Consumables	650		554	1,631
Support services	650	(*)	654	1,117
Sales of systems	5,770		2,191	7,250
Research and development services	-		-	495
Total revenue	7,070		3,399	10,493

(*)	Immaterial reclassification

Schedule of revenues per geographical locations
	For the year ended December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
America	3,367	1,263	2,513
Asia Pacific	1,591	1,362	743
Europe and Israel(*)	2,112	774	7,237
Total revenue	7,070	3,399	10,493

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Schedule of timing of revenue recognition
	For the year ended December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	650	654	1,074
Goods transferred at a point in time	6,420	2,745	9,419
Total revenue	7,070	3,399	10,493

Schedule of contract assets and contract liabilities deriving from contracts with customers
	December 31,
	2020	2021
	Thousands USD	Thousands USD
Trade receivables	713	3,422
Contract liabilities	968	3,021